SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 28, 2013
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Accounts Receivable Allowances
The following table presents the activity in our accounts receivable allowances (in thousands):

		Additions
		Charged to
	Beginning	Costs and		Ending
	Balance	Expenses	Deductions*	Balance
Year Ended December 28, 2013:
Allowance for possible losses on accounts receivable	$2,550	$17,114	$(17,604)	$2,060

Year Ended December 29, 2012:
Allowance for possible losses on accounts receivable	$2,053	$16,687	$(16,190)	$2,550

Year Ended December 31, 2011:
Allowance for possible losses on accounts receivable	$2,611	$18,144	$(18,702)	$2,053

* Includes accounts charged off, discounts given to customers and actual customer returns and allowances.

Notes Receivable Allowances
The following table presents the activity in our notes receivable allowances (in thousands):

	Beginning Balance	Additions	Deductions	Ending Balance
Year Ended December 28, 2013: Allowance for possible losses on Notes receivable	$3,226	$887	$(3,088)	$1,025
Year Ended December 29, 2012: Allowance for possible losses on Notes receivable	$-	$3,226	$-	$3,226

Estimated Useful Lives of Property, Plant, and Equipment
Property, plant, and equipment are stated at cost.  Expenditures for renewals and betterments are capitalized, and maintenance and repairs are expensed as incurred.  Amortization of assets held under capital leases is included in depreciation and amortized over the shorter of the estimated useful life of the asset or the lease term.  Depreciation is computed principally by the straight-line method over the estimated useful lives of the assets as follows:

Land improvements	5 to 15 years
Buildings and improvements	15 to 31.5 years
Machinery, equipment and office furniture	3 to 10 years

Percentage of Completion Account Balances
The following table presents the balances of percentage-of-completion accounts on December 28, 2013 and December 29, 2012 which are included in other current assets and other accrued liabilities, respectively (in thousands):

	2013	2012
Cost and Earnings in Excess of Billings	$6,903	$4,981
Billings in Excess of Cost and Earnings	2,858	2,020

Computation of Earnings Per Share
The computation of earnings per share (“EPS”) is as follows (in thousands):

	December 28, 2013	December 29, 2012	December 31, 2011
Numerator:
Net earnings attributable to controlling interest	$43,082	$23,934	$4,549
Adjustment for earnings allocated to non-vested restricted common stock	(412)	(210)	(38)
Net earnings for calculating EPS	$42,670	$23,724	$4,511
Denominator:
Weighted average shares outstanding	19,952	19,800	19,572
Adjustment for non-vested restricted common stock	(191)	(173)	(165)
Shares for calculating basic EPS	19,761	19,627	19,407
Effect of dilutive stock options	54	6	126
Shares for calculating diluted EPS	19,815	19,633	19,533
Net earnings per share:
Basic	$2.16	$1.21	$0.23
Diluted	$2.15	$1.21	$0.23